UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

P.O Box 118763 Taipei
Taipei 10599, Taiwan
Republic of China

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
40 Water St
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2008
Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the
Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the
information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in
Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / March 31,2008

COMMON STOCK -- 100.16%		% of		U.S. Dollar
Cement -- 4.91%			Net Assets	Value
1,189,996	shs.	Asia Cement Corp.	1.89	$2,126,426
1,757,726		Taiwan Cement Corp.	3.02	3,406,995
				5,533,421
Chemicals -- 0.38%
371,352		Eternal Chemical Co., Ltd.	0.38	432,608
Communications Equipment -- 0.56%
104,103		D-Link Corporation	0.15	171,635
98,913		Gemtek Technology	0.14	160,311
61,000		Zinwell Corporation	0.14	156,578
122,580		Zyxel Communications Corp.	0.13	143,607
				632,131
Computer Peripherals/ODM -- 4.98%
344,000	*	Foxconn International Holdings, Ltd.	0.41	463,975
93,384		High Tech Computer Corp.	1.87	2,098,931
1,328,600		Lite-on Technology Corp.	1.37	1,545,570
865,943		Mitac International Corp.	0.70	783,659
601,202	*	Qisda Corp.	0.45	506,484
178,469		Teco Image Systems Co., Ltd.	0.18	204,971
				5,603,590
Computer Systems & Hardware -- 18.34%
413,839		Acer Inc.	0.66	740,859
96,411		Advantech Co., Ltd.	0.20	227,801
1,883,544		Asustek Computer Inc.	4.90	5,516,591
344,318	(a)	Compal Electronics Inc.	0.29	330,296
1,964,549		Hon Hai Precision Industry Co., Ltd.	9.99	11,249,084
450,850		Inventec Co., Ltd.	0.25	275,962
727,193		Quanta Computer Inc.	0.89	1,003,891
819,357		Wistron Corp.	1.16	1,305,039
				20,649,523
Electrical & Machinery -- 0.81%
516,000		Teco Electric & Machinery Co., Ltd.	0.28	317,538
1,212,837		Walsin Lihwa Corp.	0.53	598,685
				916,223
Electronic Components -- 8.98%
152,191		A-DATA Technology Co., Ltd.	0.20	220,868
380,433		Catcher Technology Co., Ltd.	1.26	1,414,691
1,103,245		Delta Electronics Inc.	2.89	3,260,268
100,304		Epistar Corp.	0.25	280,901
299,143	(a)	Foxconn Technology Co., Ltd.	1.57	1,771,970
94,000		Kinsus Interconnect Technology Corp.	0.22	249,945
22,253		Motech Industry Co., Ltd.	0.14	152,686
124,250		Shin Zu Shing Co., Ltd.	0.52	584,706
234,380		Tripod Technology Corp.	0.70	790,587
585,820		Unimicron Technology Corp.	0.72	809,690
1,567,000		Yageo Corp.	0.51	574,975
				10,111,287
Electronics/Other -- 1.70%
126,000		Lumax International Corp., Ltd.	0.24	269,933
604,650		Synnex Technology International Corp.	1.46	1,643,574
				1,913,507
Flat-Panel Displays -- 9.63%
3,916,132		AU Optronics Corp.	6.03	6,791,614
865,664	(a)	Chi Mei Optoelectronics Corp.	1.01	1,139,500
4,186,951	(a) *	Chunghwa Picture Tubes, Ltd.	1.14	1,280,025
620,712	(a)	Innolux Display Corp.	1.45	1,632,082
				10,843,221
Food -- 5.05%
308,000		Great Wall Enterprises Co.	0.36	405,937
1,456,000	(a)	Tingyi (Cayman Islands) Holdings Corp.	1.69	1,907,693
2,275,560	(a)	Uni-President Enterprise Corp.	3.00	3,373,557
				5,687,187
Glass, Paper & Pulp -- 0.94%
634,208		Taiwan Glass Ind. Corp.	0.69	776,390
621,617		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.25	279,229
				1,055,619
Plastics -- 13.01%
917,299		Formosa Chemicals & Fiber Corp.	2.11	2,378,714
1,289,983		Formosa Plastics Corp.	3.46	3,901,257
3,371,319		Nan Ya Plastics Corp.	7.44	8,376,292
				14,656,263
Retailing -- 0.41%
104,000		Far Eastern Department Store Co., Ltd.	0.15	172,492
84,512		President Chain Store Corp.	0.26	289,239
				461,731
Rubber -- 1.55%
859,415		Cheng Shin Rubber Ind. Co., Ltd.	1.55	1,744,991
Semiconductors -- 16.59%
2,813,704		Advanced Semiconductor Engineering Inc.	2.43	2,740,786
482,040		Inotera Memories Inc.	0.38	427,511
445,320	(a)	MediaTek Inc.	5.21	5,861,884
118,197	(a)	Novatek Microelectronics Corp.	0.38	431,752
429,341	(a)	Powerchip Semiconductor Corp.	0.14	160,363
70,750		Powertech Technology Inc.	0.22	253,780
1,065,000	(a)	ProMOS Technologies Inc.	0.23	260,401
70,025		Realtek Semiconductor Corp.	0.19	208,779
495,518		Siliconware Precision Industries Co., Ltd.	0.74	831,639
2,958,526		Taiwan Semiconductor Manufacturing Co., Ltd.	5.46	6,143,414
2,216,902		United Microelectronics Corp.	1.21	1,364,247
				18,684,556
Steel -- 6.43%
4,441,933		China Steel Corp.	6.23	7,016,463
117,000		Tung Ho Steel Enterprise Corp.	0.20	219,465
				7,235,928
Textiles -- 1.57%
1,052,170		Far Eastern Textile, Ltd.	1.57	1,772,805

Transportation -- 1.44%
322,000		U-Ming Marine Transport Corp.	0.86	971,696
823,162		Yang Ming Marine Transport Corp.	0.58	648,778
				1,620,474
Other -- 2.88%
127,000		Giant Manufacturing Co., Ltd.	0.28	319,720
82,530		Johnson Health Tech Co., Ltd.	0.14	154,264
535,000		Merida Industry Co., Ltd.	0.97	1,091,567
1,014,350		Pou Chen Corp.	0.88	986,394
174,000	(a)	Yue Yuen Industrial Holdings, Ltd.	0.48	545,363
90,000		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	0.13	140,387
				3,237,695
TOTAL COMMON STOCK (COST $94,668,620)				112,792,760

SHORT-TERM SECURITIES -- 10.32% †
Mutual Fund -- 5.46%
AIM Liquid Assets Portfolio, 3.142% ‡			0.65	727,486
AIM Prime Portfolio, 2.734% ‡			4.81	5,416,980
				6,144,466
Time Deposit -- 4.86%
Brown Brothers Harriman - Grand Cayman, 1.97%, Due 04/01/08			0.03	39,497
Wachovia - London, 1.80%, Due 04/01/08 ‡			4.83	5,435,556
				5,475,053
TOTAL SHORT-TERM SECURITIES
(COST $11,619,519)				11,619,519

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $106,288,139)			110.48	124,412,279

LIABILITIES (NET OF OTHER ASSETS)			(10.48)	(11,800,391)

NET ASSETS			100.00	$112,611,888

At March 31, 2008, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At March 31, 2008, the unrealized appreciation of $18,124,140 for financial reporting purposes consisted of $27,354,366 of gross unrealized appreciation and $9,230,226 of gross unrealized depreciation.

a		All or a portion of the security is out on loan.
*		Non-income producing: These stocks did not pay a cash dividend during the past year.
†		Inclusive of all short-term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be .03%.
‡		Represents investment of collateral received from securities lending transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b)
under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/  Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: May 15, 2008